Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Balance Sheet Information Related to the Operating Lease	Balance sheet information related to the operating lease is as follows:
	December 31, 2023	December 31, 2022
Operating lease assets:
Operating lease right-of-use asset – related party	$814,717	$1,826,578
Operating lease right-of-use asset – third-party	1,204,583	1,562,958
Total operating lease assets	$2,019,300	$3,389,536

Operating lease obligations:
Operating lease liabilities – related party	$814,717	$1,822,356
Operating lease liabilities – third-party	1,160,507	1,456,311
Total operating lease obligations	$1,975,224	$3,278,667

Current operating lease liabilities	$942,989	1,179,237
Non-current operating lease liabilities	1,032,235	2,099,430
Total operating lease obligations	$1,975,224	$3,278,667

Schedule of Operating Lease Cost	The following table presents operating lease cost reported in the consolidated statements of comprehensive (loss)/income related to the Company’s leases:
December 31, 2023
Operating lease cost	$1,316,073
Short-term lease cost	1,285,866
Total	$2,601,939

Schedule of Weighted-Average Remaining Lease Term and the Weighted-Average Discount Rate of Leases	The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:
December 31, 2023
Weighted-average remaining lease term	3.33 years
Weighted-average discount rate	4.75%

Schedule of Maturity of Operating Lease Liabilities	The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:
12 months ending December 31,
2024	$1,011,662
2025	188,866
2026	188,866
2027	198,309
2028	198,309
Thereafter	416,449
Total lease payments	2,202,461
Less: imputed interest	(227,237)
Total lease liabilities	$1,975,224